UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2012


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

         50 Congress Street Suite 642        Boston           MA          02109
--------------------------------------------------------------------------------
Business Address    (Street)                 (City)        (State)        (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
11/15/2012



Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         42
                                       ------------------------


Form 13F Information Table Value Total:     $20,080,391
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                               September 30, 2012


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asia Pac IncCom Fd       Com              003009107   505    64940      64940     0       0       64940         0         0
AllianceBernstein Income Fd       Com              01879R106   262    16500      16500     0       0       16500         0         0
Aurico Gold Inc                   Com              05155C105   178    25500      25500     0       0       25500         0         0
Barrick Gold Cp                   Com              067901108   722    17289      17289     0       0       17289         0         0
Berkshire Hathaway Inc            Cl A             084670108   265        2          2     0       0           2         0         0
BHP Ltd                           Sponsored ADR    088606108   567     8262       8262     0       0        8262         0         0
Blackrock Corporate High Yld FD V Com              09255N102   340    25610      25610     0       0       25610         0         0
Blackrock Senior High Income Ptf  Com              09255T109   223    50753      50753     0       0       50753         0         0
Bristol Myers Squibb              Com              110122108   425    12580      12580     0       0       12580         0         0
Brookfield Asset Mgt              CL A LTD VT SH   112585104   469    13600      13600     0       0       13600         0         0
Calamos Conv. & High Inc Fd       Com Shs          12811P198   518    40949      40949     0       0       40949         0         0
Cigna Corp                        Com              125509109   781    40900      40900     0       0       40900         0         0
DWS Global High Inc               Com              23338W104   223    25300      25300     0       0       25300         0         0
Eaton Vance MA Mu Ic              Sh Ben Int       27826E104   160    10114      10114     0       0       10114         0         0
EDAP TMS S A                      Sponsored ADR    268311107   272   159000     159000     0       0      159000         0         0
Enerplus Resources Fund           Com              292766102   806    48510      48510     0       0       48510         0         0
Ericsson LM TelCo.                ADR Cl B Sek10   294821608   359    39320      39320     0       0       39320         0         0
Exxon Mobil Corp                  Com              30231G102   466     5100       5100     0       0        5100         0         0
Ford Motor Co                     Com              345370860   107    10832      10832     0       0       10832         0         0
GAMCO Global Gold                 Com Shs Ben Int  36465A109   813    56428      56428     0       0       56428         0         0
International Business Machine                     459200101   228     1100       1100     0       0        1100         0         0
MA Health & Educ TE               Sh Ben Int       575672100   161    10000      10000     0       0       10000         0         0
Market Vectors ETR Tr Gold        Gold Miner ETR   57060U100  1106    20600      20600     0       0       20600         0         0
MS/DW Incm                        Com              61745P874   484    25300      25300     0       0       25300         0         0
Newmont Mining                    Com              651639106   918    16388      16388     0       0       16388         0         0
Nordic American Tanker Shipp      Com              G65773106   350    34700      34700     0       0       34700         0         0
Occidental Petro Crp              Com              674599105   551     6400       6400     0       0        6400         0         0
Pimco Income Strategy Fund        Com              72201H108   509    38800      38800     0       0       38800         0         0
Pimco Mun Income Fd III           Com              72201A103   147    11019      11019     0       0       11019         0         0
Pioneer High income Trust         Com              72369H106   713    38186      38186     0       0       38186         0         0
ProShares                         Ult Shr S&P 500  74347X864   700    18240      18240     0       0       18240         0         0
ProShares                         PSHS Ultsh 20yrs 74347R297   485    31100      31100     0       0       31100         0         0
Putnam Mgmt Muni Tr               Com              746823103   105    12467      12467     0       0       12467         0         0
RF Microdevices Inc.              Com              749941100   229    58000      58000     0       0       58000         0         0
SPDR Gold Trust                   Gold Shr         78463V107  1140     6635       6635     0       0        6635         0         0
Tellabs, Inc.                     Com              879664100    40    11300      11300     0       0       11300         0         0
Thermo Fisher Scientific          Com              883556102   935    15900      15900     0       0       15900         0         0
Triangle Pete Corp                Com              89600B201   672    93900      93900     0       0       93900         0         0
Verizon Comm                      Com              92343V104   273     5992       5992     0       0        5992         0         0
WisdomTree Trust                  Chinese Yuan ETF 97717W182   520    20500      20500     0       0       20500         0         0
Xcel Energy                       Com              98389B100   697    25150      25150     0       0       25150         0         0
Zaza Energy Corp                  Com              98919T100   834   280800     280800     0       0      280800         0         0




